Trade and other payables	12 Months Ended
Jun. 30, 2026
Text block [Abstract]
Trade and other payables	9. Trade and other payables

	2026	2025
	US$M	US$M
Trade payables	5,699	5,082
Other payables	1,928	1,588
Total	7,627	6,670
Comprising:
Current	7,579	6,637
Non-current	48	33